UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam VT Voyager Fund

The fund's portfolio
9/30/13 (Unaudited)

COMMON STOCKS (95.1%)(a)
			Shares	Value

Aerospace and defense (3.5%)

European Aeronautic Defence and Space Co. NV (France)			111,950	$7,132,614

Honeywell International, Inc.			57,500	4,774,800

L-3 Communications Holdings, Inc.			14,806	1,399,167

Precision Castparts Corp.			18,900	4,294,836

United Technologies Corp.			114,100	12,302,262

				29,903,679
Airlines (0.9%)

Alaska Air Group, Inc.			42,800	2,680,136

Delta Air Lines, Inc.(S)			198,570	4,684,266

				7,364,402
Auto components (1.3%)

Johnson Controls, Inc.			161,351	6,696,067

TRW Automotive Holdings Corp.(NON)			59,353	4,232,462

				10,928,529
Automobiles (1.0%)

Fiat SpA (Italy)(NON)			360,330	2,871,214

General Motors Co.(NON)			65,300	2,348,841

Tesla Motors, Inc.(NON)(S)			6,500	1,257,230

Toyota Motor Corp. (Japan)			34,400	2,194,293

				8,671,578
Beverages (0.5%)

Beam, Inc.			24,500	1,583,925

Coca-Cola Enterprises, Inc.			33,800	1,359,098

Dr. Pepper Snapple Group, Inc.			38,300	1,716,606

				4,659,629
Biotechnology (4.6%)

Amgen, Inc.			8,900	996,266

Celgene Corp.(NON)			113,100	17,409,483

Gilead Sciences, Inc.(NON)			313,600	19,706,624

Vertex Pharmaceuticals, Inc.(NON)			22,600	1,713,532

				39,825,905
Building products (0.3%)

Daikin Industries, Ltd. (Japan)			33,100	1,754,423

Fortune Brands Home & Security, Inc.			22,300	928,349

				2,682,772
Capital markets (1.4%)

Carlyle Group LP (The) (Partnership shares)			47,583	1,223,835

Charles Schwab Corp. (The)			170,400	3,602,256

Greenhill & Co., Inc.			15,000	748,200

KKR & Co. LP			183,690	3,780,340

Morgan Stanley			90,200	2,430,890

				11,785,521
Chemicals (3.7%)

Dow Chemical Co. (The)			44,000	1,689,600

Huntsman Corp.			230,023	4,740,774

LyondellBasell Industries NV Class A			71,248	5,217,491

Monsanto Co.			99,800	10,416,126

Solvay SA (Belgium)			23,814	3,571,230

Tronox, Ltd. Class A			263,483	6,447,429

				32,082,650
Commercial banks (1.3%)

Barclays PLC NPR (United Kingdom)(NON)			132,165	172,774

Barclays PLC (United Kingdom)			633,544	2,723,088

Credicorp, Ltd. (Peru)			24,000	3,083,040

Grupo Financiero Banorte SAB de CV (Mexico)			268,200	1,671,140

Regions Financial Corp.			380,550	3,523,893

				11,173,935
Commercial services and supplies (0.7%)

ADT Corp. (The)(NON)(S)			29,600	1,203,536

KAR Auction Services, Inc.			69,664	1,965,221

Tyco International, Ltd.			73,020	2,554,240

				5,722,997
Communications equipment (3.5%)

Alcatel-Lucent ADR (France)(NON)(S)			859,678	3,034,663

Cisco Systems, Inc.			189,693	4,442,610

Polycom, Inc.(NON)			423,812	4,628,027

Qualcomm, Inc.			267,391	18,011,458

				30,116,758
Computers and peripherals (6.7%)

Apple, Inc.			95,189	45,381,356

ASUSTeK Computer, Inc. (Taiwan)			226,000	1,800,081

EMC Corp.(S)			419,100	10,712,196

				57,893,633
Construction materials (0.3%)

Holcim, Ltd. (Switzerland)			14,996	1,115,974

Martin Marietta Materials, Inc.			17,400	1,708,158

				2,824,132
Consumer finance (0.3%)

Credit Saison Co., Ltd. (Japan)			91,100	2,464,366

				2,464,366
Containers and packaging (0.2%)

MeadWestvaco Corp.			47,300	1,815,374

				1,815,374
Diversified consumer services (0.3%)

H&R Block, Inc.			67,300	1,794,218

ITT Educational Services, Inc.(NON)(S)			31,600	979,600

				2,773,818
Diversified financial services (2.2%)

Citigroup, Inc.			112,500	5,457,375

CME Group, Inc.			77,600	5,733,088

ING Groep NV (Netherlands)(NON)			104,552	1,181,192

JPMorgan Chase & Co.			121,850	6,298,427

				18,670,082
Electrical equipment (1.1%)

Eaton Corp PLC			43,600	3,001,424

Schneider Electric SA (France)			50,100	4,236,791

Shanghai Electric Group Co., Ltd. (China)			5,244,000	1,866,120

				9,104,335
Electronic equipment, instruments, and components (0.1%)

Hon Hai Precision Industry Co., Ltd. (Taiwan)(NON)			30,400	78,038

InvenSense, Inc.(NON)(S)			48,702	858,129

				936,167
Energy equipment and services (3.1%)

Baker Hughes, Inc.			35,400	1,738,140

Ezion Holdings, Ltd. (Singapore)			1,058,000	1,855,327

Halliburton Co.			181,393	8,734,073

McDermott International, Inc.(NON)			167,200	1,242,296

Petrofac, Ltd. (United Kingdom)			153,125	3,482,914

Rowan Cos. PLC(NON)			38,500	1,413,720

Schlumberger, Ltd.			91,525	8,087,149

				26,553,619
Food and staples retail (0.8%)

CP ALL PCL (Thailand)			2,459,900	2,772,106

CVS Caremark Corp.			78,100	4,432,175

				7,204,281
Food products (0.2%)

Mead Johnson Nutrition Co.			21,598	1,603,867

				1,603,867
Health-care equipment and supplies (0.5%)

Baxter International, Inc.			61,500	4,039,935

				4,039,935
Health-care providers and services (1.9%)

Catamaran Corp.(NON)			119,864	5,507,751

Emeritus Corp.(NON)			126,018	2,335,114

Express Scripts Holding Co.(NON)			110,369	6,818,597

UnitedHealth Group, Inc.			29,835	2,136,484

				16,797,946
Hotels, restaurants, and leisure (2.2%)

Carnival Corp.			81,800	2,669,952

ClubCorp Holdings, Inc.(NON)			53,373	818,208

Las Vegas Sands Corp.			51,300	3,407,346

Marriott International, Inc. Class A			30,900	1,299,654

Starbucks Corp.			120,600	9,282,582

Thomas Cook Group PLC (United Kingdom)(NON)			716,263	1,778,763

				19,256,505
Household durables (2.2%)

D.R. Horton, Inc.(S)			315,100	6,122,393

PulteGroup, Inc.			563,900	9,304,350

Sony Corp. (Japan)(S)			83,600	1,784,351

Whirlpool Corp.			14,100	2,064,804

				19,275,898
Industrial conglomerates (0.7%)

Siemens AG (Germany)			53,726	6,473,170

				6,473,170
Insurance (3.7%)

American International Group, Inc.			176,200	8,568,606

Assured Guaranty, Ltd.			563,534	10,566,263

Genworth Financial, Inc. Class A(NON)			268,900	3,439,231

Hartford Financial Services Group, Inc. (The)			209,770	6,528,042

Prudential PLC (United Kingdom)			137,701	2,565,859

				31,668,001
Internet and catalog retail (1.2%)

Amazon.com, Inc.(NON)			3,000	937,920

Bigfoot GmbH (acquired 8/2/13, cost $2,088,167) (Private) (Brazil)(F)(RES)(NON)			95	1,594,988

Priceline.com, Inc.(NON)			4,503	4,552,308

Zalando GmbH (acquired 9/30/13, cost $3,497,425) (Private) (Germany)(F)(RES)(NON)			78	2,972,901

				10,058,117
Internet software and services (9.5%)

Baidu, Inc. ADR (China)(NON)			12,100	1,877,678

eBay, Inc.(NON)			251,345	14,022,538

Facebook, Inc. Class A(NON)			508,333	25,538,650

Facebook, Inc. Class B(F)(NON)			24,080	1,209,779

Google, Inc. Class A(NON)			40,408	35,393,771

Yahoo!, Inc.(NON)			126,200	4,184,792

				82,227,208
IT Services (3.1%)

FleetCor Technologies, Inc.(NON)			11,800	1,299,888

Unisys Corp.(NON)(S)			204,124	5,141,884

Visa, Inc. Class A(S)			108,400	20,715,240

				27,157,012
Leisure equipment and products (0.7%)

Brunswick Corp.			160,175	6,392,584

				6,392,584
Life sciences tools and services (0.6%)

Thermo Fisher Scientific, Inc.			56,500	5,206,475

				5,206,475
Machinery (0.1%)

TriMas Corp.(NON)			32,800	1,223,440

				1,223,440
Media (3.0%)

Atresmedia Corp de Medios de Comunicacion S.A. (Spain)(S)			29,673	381,761

CBS Corp. Class B			190,600	10,513,496

Comcast Corp. Class A			126,415	5,707,637

DISH Network Corp. Class A			45,000	2,025,450

Liberty Global PLC Ser. C (United Kingdom)(NON)			40,000	3,017,200

Time Warner Cable, Inc.			34,900	3,894,840

				25,540,384
Metals and mining (1.0%)

Barrick Gold Corp. (Canada)			97,600	1,817,312

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			52,426	1,734,252

Glencore Xstrata PLC (United Kingdom)			893,681	4,871,312

				8,422,876
Multiline retail (0.6%)

Macy's, Inc.			116,500	5,040,955

				5,040,955
Oil, gas, and consumable fuels (3.6%)

Anadarko Petroleum Corp.			39,600	3,682,404

Energy Transfer Equity LP			36,400	2,394,392

Gulfport Energy Corp.(NON)			27,600	1,775,784

HRT Participacoes em Petroleo SA (Brazil)(NON)			571,645	299,196

Marathon Oil Corp.			210,969	7,358,599

Noble Energy, Inc.			28,600	1,916,486

Occidental Petroleum Corp.			24,000	2,244,960

QEP Resources, Inc.			60,542	1,676,408

Royal Dutch Shell PLC Class A (United Kingdom)			140,513	4,640,523

Suncor Energy, Inc. (Canada)			152,300	5,449,294

				31,438,046
Paper and forest products (0.3%)

International Paper Co.			61,500	2,755,200

				2,755,200
Personal products (1.0%)

Coty, Inc. Class A(NON)			517,281	8,385,125

				8,385,125
Pharmaceuticals (5.9%)

AbbVie, Inc.			73,600	3,292,128

Actavis PLC(NON)			115,900	16,689,600

Allergan, Inc.			70,700	6,394,815

Auxilium Pharmaceuticals, Inc.(NON)			109,900	2,003,477

Eli Lilly & Co.			111,900	5,631,927

Jazz Pharmaceuticals PLC(NON)			41,442	3,811,421

Sanofi (France)			38,840	3,939,277

Shanghai Fosun Pharmaceutical Group Co., Ltd. (China)			789,000	1,373,342

ViroPharma, Inc.(NON)(S)			212,653	8,357,263

				51,493,250
Professional services (0.5%)

Nielsen Holdings NV(S)			108,900	3,969,405

				3,969,405
Real estate investment trusts (REITs) (0.9%)

American Homes 4 Rent Class A(NON)(R)			52,600	849,490

American Tower Corp. Class A(R)			92,900	6,886,677

				7,736,167
Real estate management and development (1.0%)

BR Malls Participacoes SA (Brazil)			451,600	4,095,637

CBRE Group, Inc. Class A(NON)			166,500	3,851,145

Sun Hung Kai Properties, Ltd. (Hong Kong)			63,000	856,961

				8,803,743
Semiconductors and semiconductor equipment (4.1%)

Applied Materials, Inc.			163,700	2,871,298

Fairchild Semiconductor International, Inc.(NON)			87,800	1,219,542

Himax Technologies, Inc. ADR (Taiwan)			125,600	1,256,000

Lam Research Corp.(NON)			89,081	4,560,056

Magnachip Semiconductor Corp. (South Korea)(NON)			128,051	2,756,938

Maxim Integrated Products, Inc.			74,700	2,226,060

Micron Technology, Inc.(NON)			856,487	14,962,828

Samsung Electronics Co., Ltd. (South Korea)			2,766	3,518,386

SK Hynix, Inc. (South Korea)(NON)			60,380	1,699,579

				35,070,687
Software (2.7%)

Electronic Arts, Inc.(NON)			75,600	1,931,580

Longtop Financial Technologies, Ltd. ADR (Hong Kong)(F)(NON)			99,123	—

Microsoft Corp.			310,800	10,352,748

Oracle Corp.			344,761	11,435,722

				23,720,050
Specialty retail (3.2%)

Bed Bath & Beyond, Inc.(NON)(S)			37,350	2,889,396

Gap, Inc. (The)			43,100	1,736,068

Home Depot, Inc. (The)			70,400	5,339,840

Lowe's Cos., Inc.			188,700	8,984,007

Office Depot, Inc.(NON)			1,657,445	8,005,459

Sears Hometown and Outlet Stores, Inc.(NON)			25,273	802,418

				27,757,188
Textiles, apparel, and luxury goods (0.2%)

Tumi Holdings, Inc.(NON)			78,700	1,585,805

				1,585,805
Thrifts and mortgage finance (0.3%)

Radian Group, Inc.(S)			214,500	2,987,985

				2,987,985
Tobacco (1.6%)

Japan Tobacco, Inc. (Japan)			100,300	3,602,004

Philip Morris International, Inc.			115,331	9,986,511

				13,588,515
Trading companies and distributors (0.3%)

Mitsubishi Corp. (Japan)			87,400	1,765,872

WESCO International, Inc.(NON)(S)			16,500	1,262,745

				3,028,617
Transportation infrastructure (0.1%)

Beijing Capital International Airport Co., Ltd. (China)			1,884,000	1,233,992

				1,233,992
Wireless telecommunication services (0.4%)

SoftBank Corp. (Japan)			47,000	3,246,654

				3,246,654

Total common stocks (cost $616,967,686)				$822,342,964

WARRANTS (1.9%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bank of America Corp.(W)	10/28/18	$30.79	4,140,161	$3,270,313

Citigroup, Inc.	1/4/19	106.10	3,855,376	2,883,821

JPMorgan Chase & Co.(W)	10/28/18	42.42	214,645	3,597,450

Matahari Department Store 144A (Indonesia)	3/25/16	0.00	1,386,500	1,257,192

Wells Fargo & Co.(W)	10/28/18	34.01	378,700	5,316,948

Total warrants (cost $15,222,305)				$16,325,724

PURCHASED EQUITY OPTIONS OUTSTANDING (1.9%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Amazon.com, Inc. (Call)	Oct-13/$250.00		7,566	$476,514

Apple, Inc. (Call)	Nov-13/500.00		44,996	431,062

Apple, Inc. (Call)	Nov-13/535.00		51,989	183,300

Apple, Inc. (Call)	Nov-13/550.00		44,996	97,191

Apple, Inc. (Call)	Oct-13/500.00		108,265	481,461

Apple, Inc. (Call)	Oct-13/535.00		146,825	139,484

Apple, Inc. (Call)	Oct-13/550.00		108,265	70,188

Best Buy Co., Inc. (Call)	Oct-13/21.00		136,674	2,255,393

Computer Sciences Corp. (Call)	Oct-13/37.00		72,896	1,073,715

DIRECTV (Call)	Dec-13/75.00		513,498	92,635

DIRECTV (Call)	Dec-13/67.50		129,144	91,692

DIRECTV (Call)	Dec-13/77.50		129,144	14,090

Eli Lilly & Co. (Call)	Oct-13/55.00		397,108	23,747

iShares MSCI Emerging Markets ETF (Call)	Oct-13/42.50		1,142,860	244,961

Market Vectors Gold Miners ETF (Call)	Dec-13/32.00		828,982	302,118

Market Vectors Gold Miners ETF (Call)	Dec-13/34.00		760,145	170,618

Market Vectors Gold Miners ETF (Call)	Dec-13/36.00		828,982	117,784

Market Vectors Gold Miners ETF (Call)	Dec-13/37.00		701,672	80,608

Market Vectors Gold Miners ETF (Call)	Dec-13/38.00		760,145	74,281

Michael Kors Holdings, Ltd. (Call)	Oct-13/50.00		40,900	1,002,868

SanDisk Corp. (Call)	Oct-13/45.00		51,700	749,650

SPDR S&P 500 ETF Trust (Call)	Oct-13/169.50		80,452	86,888

SPDR S&P 500 ETF Trust (Put)	Oct-13/166.00		920,634	1,408,945

SPDR S&P 500 ETF Trust (Put)	Oct-13/167.00		552,495	1,033,166

SPDR S&P 500 ETF Trust (Put)	Oct-13/164.00		828,991	886,888

SPDR S&P 500 ETF Trust (Put)	Oct-13/161.00		1,139,851	739,421

SPDR S&P 500 ETF Trust (Put)	Oct-13/162.00		920,634	703,788

SPDR S&P 500 ETF Trust (Put)	Oct-13/163.00		552,495	510,892

SPDR S&P 500 ETF Trust (Put)	Oct-13/160.00		828,991	460,587

SPDR S&P 500 ETF Trust (Put)	Oct-13/157.00		1,139,851	403,017

SPDR S&P 500 ETF Trust (Put)	Oct-13/165.00		295,435	375,194

SPDR S&P 500 ETF Trust (Put)	Oct-13/153.00		380,716	80,853

SPDR S&P 500 ETF Trust (Put)	Oct-13/160.00		595,745	49,500

SPDR S&P 500 ETF Trust (Put)	Oct-13/157.00		415,216	19,644

SPDR S&P 500 ETF Trust (Put)	Oct-13/169.50		80,452	197,912

Xerox Corp. (Call)	Oct-13/6.00		255,284	1,095,117

Total purchased equity options outstanding (cost $15,385,777)				$16,225,172

INVESTMENT COMPANIES (1.7%)(a)
			Shares	Value

CSOP FTSE China A50 ETF (China)(NON)			1,999,600	$2,449,258

iShares Dow Jones U.S. Home Construction Index Fund			113,500	2,535,590

iShares FTSE A50 China Index ETF (China)			2,103,200	2,660,219

Market Vectors Gold Miners ETF			268,927	6,739,311

Total investment Companies (cost $14,433,595)				$14,384,378

U.S. TREASURY OBLIGATIONS (0.4%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities
2 1/2s, January 15, 2029(i)			$113,148	$139,578
2s, January 15, 2014(i)			25,283	25,518

U.S. Treasury Notes
1s, May 31, 2018(i)			1,058,000	1,047,621
1/4s, July 31, 2015(i)			1,000,000	999,460
1/4s, May 15, 2015(i)			540,000	540,373
1 1/4s, April 15, 2014(i)			349,000	353,226
1/4s, February 28, 2014(i)			201,000	201,205
2 1/8s, February 29, 2016(i)			147,000	153,190
3 1/4s, May 31, 2016(i)			122,000	132,067

Total U.S. treasury Obligations (cost $3,592,238)				$3,592,238

CONVERTIBLE PREFERRED STOCKS (0.3%)(a)
			Shares	Value

Unisys Corp. Ser. A, 6.25% cv. pfd.			41,204	$2,830,200

Total convertible preferred stocks (cost $2,999,889)				$2,830,200

SHORT-TERM INVESTMENTS (8.9%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging from 0.08% to 0.12%, August 21, 2014(SEGSF)			$1,176,000	$1,175,206

U.S. Treasury Bills with an effective yield of 0.12%, July 24, 2014(SEGSF)			351,000	350,820

U.S. Treasury Bills zero %, October 17, 2013(i)			1,028,000	1,028,000

U.S. Treasury Bills zero %, September 18, 2014(i)			373,000	372,664

U.S. Treasury Bills zero %, February 13, 2014(i)			51,000	50,995

U.S. Treasury Bills zero %, February 6, 2014(i)			433,000	432,957

Putnam Cash Collateral Pool, LLC 0.13%(d)			61,437,685	61,437,685

Putnam Short Term Investment Fund 0.06%(AFF)			9,544,519	9,544,519

SSgA Prime Money Market Fund 0.02%(P)			2,802,600	2,802,600

Total short-term investments (cost $77,195,083)				$77,195,446

TOTAL INVESTMENTS

Total investments (cost $745,796,573)(b)				$952,896,122

FORWARD CURRENCY CONTRACTS at 9/30/13 (aggregate face value $69,304,869) (Unaudited)

		Contract	Delivery		Aggregate	Unrealized
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	Euro	Sell	12/18/13	$28,442,355	$27,692,115	$(750,240)
	Japanese Yen	Sell	11/20/13	19,879,304	19,668,900	(210,404)
UBS AG
	British Pound	Sell	12/18/13	22,835,835	21,943,854	(891,981)

Total						$(1,852,625)

WRITTEN EQUITY OPTIONS OUTSTANDING at 9/30/13 (premiums $5,790,391) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Apple, Inc. (Call)	Nov-13/$525.00	89,992	$407,664
Apple, Inc. (Call)	Nov-13/560.00	51,989	90,620
Apple, Inc. (Call)	Oct-13/525.00	216,530	311,411
Apple, Inc. (Call)	Oct-13/560.00	146,825	66,424
DIRECTV (Call)	Dec-13/72.50	258,288	65,886
DIRECTV (Call)	Dec-13/80.00	513,498	40,823
Eli Lilly & Co. (Call)	Oct-13/60.00	397,108	1,588
iShares MSCI Emerging Markets ETF (Call)	Oct-13/43.50	1,142,860	86,240
Market Vectors Gold Miners ETF (Call)	Dec-13/34.00	1,657,964	372,137
Market Vectors Gold Miners ETF (Call)	Dec-13/36.00	1,520,290	216,007
Market Vectors Gold Miners ETF (Call)	Dec-13/39.00	701,672	53,502
SPDR S&P 500 ETF Trust (Put)	Oct-13/164.00	1,841,268	1,986,736
SPDR S&P 500 ETF Trust (Put)	Oct-13/162.00	1,953,417	1,493,309
SPDR S&P 500 ETF Trust (Put)	Oct-13/165.00	1,104,990	1,447,537
SPDR S&P 500 ETF Trust (Put)	Oct-13/159.00	2,279,702	1,080,396
SPDR S&P 500 ETF Trust (Put)	Oct-13/151.00	380,716	69,474

Total			$7,789,754

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/13 (Unaudited)

			Payments	Total return	Unrealized
Swap counterparty/		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	61,644	7/28/14	(3 month USD-LIBOR-BBA plus 0.32%)	A basket (DBPTMATR) of common stocks	$(308,343)
Goldman Sachs International
shares	49,050	9/29/14	1 month USD-LIBOR minus 0.35%	Verizon Communications, Inc.	10,477
shares	196,200	9/29/14	(1 month USD-LIBOR plus 0.40%)	Vodafone Group PLC	38,455

Total					$(259,411)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NPR	Nil Paid Rights
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $865,151,019.
(b)	The aggregate identified cost on a tax basis is $772,784,768, resulting in gross unrealized appreciation and depreciation of $201,127,317 and $21,015,963, respectively, or net unrealized appreciation of $180,111,354.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $4,567,889, or 0.5% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$14,490,222	$63,525,448	$78,015,670	$4,555	$—
	Putnam Short Term Investment Fund *	—	237,467,523	227,923,004	8,050	9,544,519
	Totals	$14,490,222	$300,992,971	$305,938,674	$12,605	$9,544,519
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $59,495,193. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $61,437,685, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
At the close of the reporting period, the fund maintained liquid assets totaling $239,572,991 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,726,569 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $1,396,044.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$132,713,472	$—	$4,567,889
Consumer staples	35,441,417	—	—
Energy	57,991,665	—	—
Financials	95,289,800	—	—
Health care	117,363,511	—	—
Industrials	70,706,809	—	—
Information technology	255,911,736	1,209,779	—
Materials	47,900,232	—	—
Telecommunication services	3,246,654	—	—
Total common stocks	816,565,296	1,209,779	4,567,889
Convertible preferred stocks	—	2,830,200	—
Investment companies	14,384,378	—	—
Purchased equity options outstanding	1,752,518	14,472,654	—
U.S. Treasury obligations	—	3,592,238	—
Warrants	15,068,532	1,257,192	—
Short-term investments	12,347,119	64,848,327	—

Totals by level	$860,117,843	$88,210,390	$4,567,889

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,852,625)	$—
Written equity options outstanding	—	(7,789,754)	—
Total return swap contracts	—	(259,411)	—

Totals by level	$—	$(9,901,790)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$—	$1,852,625
Equity contracts	32,599,828	8,098,097

Total	$32,599,828	$9,950,722

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased equity option contracts (contract amount)	$14,600,000
Written equity option contracts (contract amount)	$12,800,000
Forward currency contracts (contract amount)	$54,400,000
OTC total return swap contracts (notional)	$12,900,000
Warrants (number of warrants)	10,800,000

The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.
	Offsetting of financial and derivative assets and liabilities
		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs Bank USA	Goldman Sachs International	JPMorgan Chase Bank N.A.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—	$—	$48,932	$—	$—	$48,932
	Forward currency contracts#	—	—	—	—	—	—	—	—	—	—
	Purchased equity options**#	3,120,615	4,688,133	1,613,202	1,896,157	244,899	—	—	2,664,382	245,266	14,472,654
	Securities on loan	—	—	—	—	—	59,290,361	—	—	—	59,290,361

	Total Assets	$3,120,615	$4,688,133	$1,613,202	$1,896,157	$244,899	$59,290,361	$48,932	$2,664,382	$245,266	$73,811,947

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—	308,343	—	—	—	—	308,343
	Forward currency contracts#	—	—	—	960,644	—	—	—	—	891,981	1,852,625
	Written equity options#	1,948,025	144,122	1,447,537	1,603,606	216,007	—	—	2,298,147	132,310	7,789,754

	Total Liabilities	$1,948,025	$144,122	$1,447,537	$2,564,250	$524,350	$—	$—	$2,298,147	$1,024,291	$9,950,722

	Total Financial and Derivative Net Assets	$1,172,590	$4,544,011	$165,665	$(668,093)	$(279,451)	$59,290,361	$48,932	$366,235	$(779,025)	$63,861,225
	Total collateral received (pledged)##†	$1,172,590	$4,544,011	$165,665	$(668,093)	$(149,910)	$59,290,361	$—	$280,000	$(559,612)	$64,075,012
	Net amount	$—	$—	$—	$—	$(129,541)	$—	$48,932	$86,235	$(219,413)	$(213,787)

*	Excludes premiums.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown.

†	Additional collateral may be required from certain brokers based on individual agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013